Significant Accounting Policies - Net Loss per Member Unit (Details) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
		Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Net loss		$ (1,823,351)	$ 113,287	$ (327,526)	$ (601,372)	$ (961,207)	$ (1,753,978)	$ (2,037,590)	$ (3,316,557)
Basic weighted average units outstanding (in shares)	[1]	27,007,568			17,500,000			22,637,742	17,500,000
Diluted weighted average units outstanding (in shares)		27,007,568			17,500,000			22,637,742	17,500,000
Basic net loss per share	[1]	$ (0.07)			$ (0.03)			$ (0.09)	$ (0.19)
Diluted net loss per share		$ (0.07)			$ (0.03)			$ (0.09)	$ (0.19)
Liminatus Pharma, LLC
Significant Accounting Policies
Net loss										$ (3,546,000)	$ (4,984,000)
Class A | Liminatus Pharma, LLC
Significant Accounting Policies
Percentage of earning and losses allocated to member units										49.00%
Net loss										$ (1,738,000)	$ (2,442,000)
Basic weighted average units outstanding (in shares)										95,555,554	85,825,570
Diluted weighted average units outstanding (in shares)										95,555,554	85,825,570
Basic net loss per share										$ (0.02)	$ (0.03)
Diluted net loss per share										$ (0.02)	$ (0.03)
Class B | Liminatus Pharma, LLC
Significant Accounting Policies
Percentage of earning and losses allocated to member units										51.00%
Net loss										$ (1,808,000)	$ (2,542,000)
Basic weighted average units outstanding (in shares)										16,666,666	16,666,666
Diluted weighted average units outstanding (in shares)										16,666,666	16,666,666
Basic net loss per share										$ (0.11)	$ (0.15)
Diluted net loss per share										$ (0.11)	$ (0.15)

[1]	Shares and per share data are presented on a retroactive basis to reflect the effects of the conversion and recapitalization as a result of the Business Combination consummated on April 30, 2025.